Borrowings - Loan From Related Parties (Details) - USD ($) $ in Thousands							12 Months Ended
	Dec. 31, 2019	Nov. 14, 2019	Mar. 23, 2018	May 22, 2017	Apr. 05, 2017	Apr. 03, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Drawn amount							$ 479,984	$ 445,000	$ 25,940
Borrowings outstanding balance	$ 1,346,024						1,285,543	1,346,024
Borrowings repayments							540,701	465,195	209,336
Unamortized loan fees written off to profit or loss							1,918	$ 988	$ 900
Sponsor Credit Facility
Borrowings
Facility availability period						5 years
Interest rate						9.125%
Percentage of commitment fee on the undrawn balance						1.00%
Drawn amount		$ 10,000
Borrowings outstanding balance							$ 0
Borrowings repayments	$ 10,000
Prepayment of debt			$ 45,000
Unamortized loan fees written off to profit or loss			$ 900
Sponsor Credit Facility | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Borrowings
Prepayment of debt					$ 60,125
Term loan sponsor credit facility
Borrowings
Amount of credit facility						$ 45,000
Facility availability period						5 years
Drawn amount					45,000
Revolving credit sponsor facility
Borrowings
Amount of credit facility						$ 30,000
Facility availability period						5 years
Drawn amount					$ 15,000
Borrowings repayments				$ 15,000